DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)													3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 08, 2023 item	Nov. 06, 2023 item shares	Sep. 27, 2023 USD ($)	Aug. 01, 2023	May 23, 2023 USD ($)	Mar. 31, 2023 USD ($)	Oct. 26, 2022 USD ($) $ / shares	Oct. 20, 2022 USD ($) item shares	Oct. 06, 2022	Nov. 12, 2021 USD ($)	Nov. 11, 2021 USD ($)	Nov. 08, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item $ / shares shares	Aug. 17, 2023 USD ($)	May 08, 2023 USD ($)	Nov. 26, 2022 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future Business Combination number of businesses minimum | item														1		1
Purchase price, per unit | $ / shares														$ 10.15		$ 10.15
Proceeds from issuance Initial Public Offering															$ 113,045,000
Aggregate purchase price													$ 214,200		25,000	$ 284,424
Transaction costs														$ 6,877,164		6,877,164
Underwriting fees														1,955,000		1,955,000
Deferred underwriting fee payable														4,370,000	4,370,000	4,370,000
Other offering costs														552,164		552,164
Cash held outside trust account														$ 9,478		$ 9,478
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)														100.00%
Months to complete acquisition														21 months		18 months
Extension period to consummate a business combination				3 months				3 months
Number of extensions to consummate a business combination | item								3
Aggregate extension period to consummate a business combination								9 months
Extension fee payable by Sponsor								$ 350,000										$ 350,000
Extension fee														$ 0
Extension fee in case of Form S-4 Registration statement														3 months
Number of remaining shares issued and outstanding entitled to vote Number of remaining shares issued and outstanding entitled to vote | shares														4,156,123
Threshold minimum aggregate fair market value as a percentage of the net assets held in the trust account														80		80
Condition for future business combination threshold percentage ownership														50		50
Redemption of shares calculated based on business days prior to consummation of Business Combination (in days)														2 days		2 days
Investment of cash into trust account														$ 350,000	$ 116,725,008	$ 350,000
Anticipated price per public share based on amount held in trust account | $ / shares							$ 10.65
Threshold consecutive trading days prior to the date of letter														30 days
Period to regain compliance														10 days
Redemption period upon closure														10 days		10 days
Maximum allowed dissolution expenses														$ 100,000		$ 100,000
Condition for future Business Combination threshold net tangible assets														$ 5,000,001		$ 5,000,001
Aggregate shares redeemed | shares												10,805,877		10,805,877		10,805,877
Number of consecutive trading days prior to the date of the Letter					30 days
Number of business days during compliance period					10 days
Minimum market value of listed securities			$ 50,000,000		$ 15,000,000
Promissory Note with Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount																			$ 350,000
VSee and iDoc
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percentage of common stock issued as consideration									100.00%					100.00%		100.00%
Subsequent Event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Extension period to consummate a business combination	3 months	3 months
Number of extensions to consummate a business combination | item		4
Aggregate extension period to consummate a business combination	12 months	12 months
Number of consecutive trading days prior to the date of the Letter						30 days
Number of business days during compliance period			10 days
Minimum market value of listed securities			$ 50,000,000			$ 50,000,000
Term by which the period to consummate initial business combination extended		3 months
Number of shares tendered for redemption | shares		579,157
Subsequent Event | Maximum
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of extensions to consummate a business combination | item	4	4
Common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock subject to possible redemption, shares outstanding | shares								694,123						694,123	11,500,000	694,123
Common Stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares															557,000
Aggregate purchase price													$ 2		$ 288	$ 3
Common Stock | Common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate shares redeemed | shares								10,805,877
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares												11,500,000
Purchase price, per unit | $ / shares												$ 10.00
Proceeds from issuance Initial Public Offering												$ 115,000,000
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)												100.00%
Months to complete acquisition												21 months
IPO | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares												$ 10.15
Proceeds from issuance Initial Public Offering												$ 116,725,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued | shares												557,000
Price of warrant | $ / shares												$ 10.00
Aggregate purchase price											$ 5,570,000	$ 5,570,000
Proceeds from sale of private placement warrants										$ 5,570,000		3,680,000
Receivable recorded from the sale of private placement warrants												1,890,000
Underwriting fees												$ 0
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)														100.00%		100.00%
Months to complete acquisition														21 months		18 months
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares												1,500,000
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares														$ 10.15		$ 10.15
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)														100.00%		100.00%
Investment of cash into trust account							$ 350,000
Anticipated price per public share based on amount held in trust account | $ / shares							$ 10.65
Sponsor | Promissory Note with Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount							$ 350,000
SCS Capital Partners LLC | Promissory note | Promissory Note with Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount																	$ 565,000
Interest rate (in percent)																	0.00%